RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 18 - RELATED PARTY TRANSACTIONS

Key management personnel are those having the authority and responsibility for planning, directing, and controlling the Company. There were no loans to key management personnel or Directors, or entities over which they have control or significant influence during the years ended December 31, 2021, or 2020.

During the year ended December 31, 2021, 933,333 options were granted (2020 - 1,933,333, the eight months ended December 31, 2019 - $nil) to Officers and Directors having a fair value on grant of $738,219 (2020 - $2,531,999, the eight months ended December 31, 2019 - $nil).

The following related parties transacted with the Company or Company controlled entities ended December 31, 2021, 2020 and the eight months ended December 31, 2019:

(i) Andrew Hale was a Director and the Company's President and CEO. He resigned on March 1, 2021.

(ii) Blaine Bailey was a Director and Chairman of the Company's Audit Committee. He resigned on March 26, 2021.

(iii) Stephen Brohman was the Company's CFO. He is a principal of Donaldson Brohman Martin CPA Inc. ("DBM CPA") a firm in which he has significant influence. DBM CPA provided the Company with CFO, accounting and tax services. Stephen Brohman resigned on July 14, 2021.

(iv) George Routhier is a Company Director. He is the owner of Pipedreemz Inc. ("Pipedreemz"), which provides advisory services to the Company.

(v) Michael Forbes is a Director and the Company's President and CEO. He was appointed on April 29, 2021 and is the owner of MDC Forbes, which provides CEO services to the Company.

(vi) Donald Dinsmore was a Director and the Company's COO. He was appointed on April 29, 2021 and left the Company on February 22, 2022.

(vii) Oliver Foeste is the Company's CFO. He was appointed on July 14, 2021 and is the Managing Partner of Invictus Accounting Group LLP which provides the Company with CFO, accounting and tax services.

(viii) Paul Morgan is the Company's Director. He was appointed on July 14, 2021.

The aggregate value of transactions with key management personnel and Directors and entities over which they have control or significant influence during the years ended December 31, 2021, 2020, and the eight months ended December 31, 2019 were as follows:

	2021	2020	2019
	$	$	$
Andrew Hale	134,666	180,091	120,115
DBM CPA	61,091	150,900	107,298
Donald Dinsmore	172,535	-	-
Invictus Accounting Group LLP	74,518	-	-
MDC Forbes	40,000	-	-
Pipedreemz	-	2,500	17,500
	482,810	333,491	244,913

In addition to the above, the Company's acquisition of PerceiveMD constitutes a related party transaction as Michael Forbes, was also a Director and controlling shareholder of PerceiveMD prior to the transaction (note 5).

As at December 31, 2021 and 2020, the Company had an outstanding accounts payable balance with related parties as follows:

	2021	2020
	$	$
DBM CPA	-	12,915
Donald Dinsmore	50,000	-
Invictus Accounting Group LLP	8,933	-
MDC Forbes	10,500	-
Michael Forbes	1,188	-
	70,621	12,915

All related party balances are unsecured and are due within thirty days without interest and incurred in the normal course of business.

The transactions with the key management personnel and Directors are included in operating expenses as follows:

(a) Consulting fees

Includes advisory services of George Routhier, charged to the Company via Pipedreemz, and CEO services by Michael Forbes, charged to the Company via MDC Forbes.

(b) Professional fees

Includes accounting and tax services of the Company's former CFO, Stephen Brohman, charged to the Company via DBM CPA and accounting services of the Company's new CFO, Oliver Foeste, charged to the Company via Invictus Accounting Group LLP.

(c) Wages and salaries

Includes services by Andrew Hale as the prior CEO, and Donald Dinsmore as prior COO.